Share-Based Payments - Total Shareholder Return Units Activity (Details) (Total Shareholder Return Units (TSRU) [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Total Shareholder Return Units (TSRU) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares	24,195
Granted, shares	6,288
Vested, shares	(8,727)
Forfeited, shares	(821)
Nonvested, end of period, shares	20,935	[1]	24,195
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested, beginning of period, weighted-average grant date fair value per share	$ 4.77
Granted, weighted-average grant date fair value per share	$ 6.51		$ 5.14	$ 4.48
Vested, weighted-average grant date fair value per share	$ 4.74
Forfeited, weighted-average grant date fair value per share	$ 5.10
Nonvested, end of period, weighted-average grant date fair value per share	$ 5.29		$ 4.77
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Grant Price [Abstract]
Outstanding, beginning of period, weighted-average exercise price per share	$ 22.30
Granted, weighted-average exercise price per share	$ 32.23
Forfeited, weighted-average exercise price per share	$ 19.38
Expired, weighted-average exercise price per share	$ 25.87
Outstanding, end of period, weighted-average exercise price per share	$ 26.40	[1]	$ 22.30

[1]	In 2014, we settled 5,124,197 share units with a weighted-average grant price of $14.67 per share unit.